Notes Payable (10K) (Details Narrative) - USD ($)													3 Months Ended		12 Months Ended
	Jan. 29, 2015	Dec. 08, 2014	Nov. 14, 2014	Oct. 29, 2013	Jul. 11, 2013	Jul. 09, 2013	Apr. 30, 2013	Jan. 29, 2013	Nov. 13, 2012	Sep. 28, 2012	Jul. 09, 2012	Jun. 19, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 04, 2015	Jan. 12, 2015
Common stock, par value													$ 0.001		$ 0.001	$ 0.001
Exercise price per share													$ 6.40
Deferred financing costs															$ 139,667
Amortization of deferred financing costs													$ 34,917		(17,458)
Senior convertible notes payable, debt discounts													49,421		0
Amortization of deferred debt discount													$ 317,702		$ 156,250	$ 102,500
Induced conversion expense																(299,577)
Incremental conversion option intrinsic value benefit
Option exercisable per share													$ 11.30		$ 10.85
Proceeds from convertible debt																$ 500,000
Accredited investors providing for the sale													$ 3,500,960
Notes payable - related party													$ 1,000,000
Loan receivable															$ 467,095
$1,250,000 Senior Convertible Notes Payable To Related Parties [Member]
Debt instrument, face amount			$ 1,250,000
Convertible promissory note			$ 1,250,000
Number of shares called by warrants			227,273
Common stock, par value			$ 0.001
Exercise price per share			$ 10.00
Interest expense, debt			$ 1,250,000
Notes, interest rate			7.00%
Notes payable, due date			Nov. 14, 2015
Terms of senior convertible notes customary antidilution description			The terms of the $1,250,000 Senior Convertible Notes included customary anti-dilution protection and also included registration rights with respect to the shares of common stock underlying the $1,250,000 Senior Convertible Notes and warrants.
Percentage of cash equal of principal amount			115.00%
Deferred financing costs			$ 139,667
Amortization of deferred financing costs															17,458
Senior convertible notes payable, debt discounts															1,250,000
Fair value of basis warrants issued															701,250
Fair value of conversion feature issuance															548,750
Amortization of deferred debt discount															$ 156,250
$1,250,000 Senior Convertible Notes Payable To Related Parties [Member] | Palladium Capital Advisors, LLC [Member]
Number of shares called by warrants															11,364
Exercise price per share															$ 10.00
Notes payable, due date															Nov. 14, 2019
Placement agent fee															$ 62,500
300,000 Senior Convertible Notes Payable to Related Parties [Member] | Private Placement [Member]
Debt instrument, face amount				$ 300,000
Interest expense, debt				$ 48,674
Debt converted into stock				56,338
300,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Harlan Press And Doron Ziv [Member]
Convertible promissory note												$ 300,000
Percentage of stockholders's grater than officers												550.00%
Issuance of warrants to purchase of common stock												1,861
50,000 Senior Convertible Notes Payable to Related Parties [Member]
Amortization of deferred debt discount															$ 3,530
50,000 Senior Convertible Notes Payable to Related Parties [Member] | Private Placement [Member]
Debt instrument, face amount				$ 50,000
Debt converted into stock				8,333
50,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Mr. Frija [Member]
Convertible promissory note										$ 500,000
Interest expense, debt										$ 8,113
Issuance of warrants to purchase of common stock										275
350,000 Senior Convertible Notes Payable to Related Parties [Member]
Convertible promissory note						$ 350,000
Notes, interest rate						18.00%
Notes payable, due date						Jul. 08, 2016
Fair value of conversion feature issuance						$ 350,000										$ 3,937
Amortization of deferred debt discount																4,550
Issuance of warrants to purchase of common stock						675
Debt converted into stock				350,000
Percentage of conversion price						110.00%
Incremental conversion option intrinsic value benefit						$ 3,937
Debt discount				$ 350,000		$ 4,550
Option exercisable per share						$ 28.55
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Warrant [Member]
Conversion price per share						$ 28.55
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Private Placement [Member]
Convertible promissory note				350,000
Interest expense, debt				$ 16,126
Conversion price per share				$ 15.00
Debt converted into stock				23,334
Percentage of conversion price				110.00%
Debt conversion converted instrument amount				$ 350,000
Induced conversion expense																246,375
Conversion price amount																350,000
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Ralph Frija [Member]
Convertible promissory note						$ 200,000
Common stock purchase of warrants						3,373
Amortization of deferred debt discount						$ 10,000
Percentage of stockholders's grater than officers						5.00%
Issuance of warrants to purchase of common stock						385
Percentage of obtained by dividing						5.00%
Weighted average closing price per share						$ 25.95
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Holman [Member]
Convertible promissory note						$ 100,000
Amortization of deferred debt discount						$ 5,000
Percentage of stockholders's grater than officers						5.00%
Issuance of warrants to purchase of common stock						964
Percentage of obtained by dividing						5.00%
Weighted average closing price per share						$ 5.19
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Vaccaro [Member]
Convertible promissory note						$ 50,000
Amortization of deferred debt discount						$ 2,500
Issuance of warrants to purchase of common stock						482
Percentage of obtained by dividing						5.00%
Weighted average closing price per share						$ 5.19
75,000 Senior Convertible Notes Payable to Related Parties [Member]
Convertible promissory note				75,000
Interest expense, debt				3,957
Fair value of conversion feature issuance																75,000
Amortization of deferred debt discount					$ 75,000											825
Debt conversion converted instrument amount				$ 75,000
Induced conversion expense																53,202
Debt discount					$ 825
Number of stock shares issued during period					75,000
Number convertible debt amended					$ 300,000
Number convertible debt amended 1					50,000
75,000 Senior Convertible Notes Payable to Related Parties [Member] | Private Placement [Member]
Conversion price per share				$ 15.00
Debt converted into stock				5,000
Debt conversion converted instrument amount				$ 75,000
75,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Vaccaro [Member]
Convertible promissory note					$ 75,000
Notes payable, due date					Jul. 10, 2016
Amortization of deferred debt discount					$ 3,750
Issuance of warrants to purchase of common stock					144
Percentage of obtained by dividing					5.00%
Weighted average closing price per share					$ 26.135
Option exercisable per share					$ 28.75
Option excercisable date					Jul. 10, 2018
500,000 Senior Convertible Note Payable to Stockholder [Member]
Notes payable, due date							Apr. 22, 2016		Jan. 08, 2014
Conversion price per share							$ 12.885
Percentage of conversion price							110.00%
Number convertible debt amended									$ 500,000
500,000 Senior Convertible Note Payable to Stockholder [Member] | Ralph Frija [Member]
Notes payable, due date											Apr. 22, 2016
Conversion price per share											$ 12.885
Percentage of stockholders's grater than officers											5.00%
Percentage of conversion price											110.00%
Proceeds from convertible debt											$ 500,000
Percentage of proceeds excess of initial principal amount											125.00%
500,000 Senior Convertible Note Payable [Member]
Notes, interest rate								18.00%
Notes payable, due date								Jan. 28, 2016
Conversion price per share								$ 16.888
Percentage of conversion price								110.00%
Incremental conversion option intrinsic value benefit								$ 79,527
500,000 Senior Convertible Note Payable [Member] | Warrant [Member]
Option exercisable per share								$ 16.888
500,000 Senior Convertible Note Payable [Member] | Securities Purchase Agreements [Member] | Robert John Sali [Member]
Convertible promissory note								$ 500,000
Amortization of deferred debt discount								$ 25,000
Issuance of warrants to purchase of common stock								1,628
Percentage of obtained by dividing								5.00%
Weighted average closing price per share								$ 15.35
Proceeds from sale of securities								$ 500,000
500,000 Senior Convertible Note Payable [Member] | Private Placement [Member]
Convertible promissory note				50,000
Interest expense, debt				$ 93,267
Debt converted into stock				33,332
50,000 Senior Convertible Note Payable [Member]
Fair value of conversion feature issuance																79,527
Amortization of deferred debt discount																$ 10,131
50,000 Senior Convertible Note Payable [Member] | Private Placement [Member]
Convertible promissory note				$ 50,000
Interest expense, debt				$ 66,329
Debt converted into stock				148,039
Percentage of conversion price				110.00%
567,000 Convertible Notes Payable [Member] | January 20, 2015 and January 23, 2015 [Member]
Conversion price per share													$ 5.40
Senior convertible notes payable, debt discounts													$ 54,623
Debt instrument accrued interest rate													10.00%
Accredited investors providing for the sale													$ 567,000
Percentage of discount													15.00%
Notes due and payable													January 20, 2016 and January 23, 2016.
$350,000 Convertible Notes Payable [Member]
Convertible promissory note	$ 350,000
Notes payable, due date	Mar. 04, 2015
Proceeds from sale of securities	$ 350,000
Debt instrument accrued interest rate	12.00%
$350,000 Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Convertible promissory note																	$ 350,000
Accrued interest																	$ 4,029
1,000,000 Notes Payable Related Party [Member]
Notes payable, due date		Mar. 31, 2016
Debt instrument accrued interest rate		12.00%
Notes payable - related party		$ 3,000,000
467,095 Notes Receivable [Member]
Debt instrument, face amount																		$ 500,000
Loan receivable																		$ 50,000